Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Available for sale fixed maturities and equity securities

	2011				2010
	Amortized	Fair	Gross Unrealized		Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses	Cost	Value	Gains	Losses
Fixed maturities:
U.S. Government and government agencies	$363	$382	$19	$—	$453	$467	$15	$(1)
States, municipalities and political subdivisions	3,613	3,877	267	(3)	2,927	2,939	53	(41)
Foreign government	236	254	18	—	269	278	9	—
Residential MBS	3,858	3,848	170	(180)	3,781	3,875	222	(128)
Commercial MBS	2,628	2,840	218	(6)	1,972	2,123	153	(2)
All other corporate	9,864	10,606	802	(60)	9,088	9,646	602	(44)

Total fixed maturities	$20,562	$21,807	$1,494	$(249)	$18,490	$19,328	$1,054	$(216)

Common stocks	$610	$797	$207	$(20)	$312	$543	$232	$(1)

Perpetual preferred stocks	$134	$131	$5	$(8)	$146	$147	$6	$(5)

Available for sale securities in a continuous unrealized loss position

	Less Than Twelve Months			Twelve Months or More
	Unrealized	Fair	Fair Value as	Unrealized	Fair	Fair Value as
	Loss	Value	% of Cost	Loss	Value	% of Cost
2011
Fixed maturities:
U.S. Government and government agencies	$—	$2	100%	$—	$—	—%
States, municipalities and political subdivisions	(2)	120	98%	(1)	59	98%
Foreign government	—	1	100%	—	—	—%
Residential MBS	(59)	1,141	95%	(121)	473	80%
Commercial MBS	(6)	183	97%	—	18	100%
All other corporate	(43)	940	96%	(17)	114	87%

Total fixed maturities	$(110)	$2,387	96%	$(139)	$664	83%

Common stocks	$(19)	$169	90%	$(1)	$4	80%

Perpetual preferred stocks	$(1)	$23	96%	$(7)	$31	82%

2010
Fixed maturities:
U.S. Government and government agencies	$(1)	$86	99%	$—	$—	—%
States, municipalities and political subdivisions	(38)	1,180	97%	(3)	40	93%
Foreign government	—	37	99%	—	—	—%
Residential MBS	(11)	412	97%	(117)	551	82%
Commercial MBS	(2)	83	98%	—	15	97%
All other corporate	(24)	1,020	98%	(20)	275	93%

Total fixed maturities	$(76)	$2,818	97%	$(140)	$881	86%

Common stocks	$—	$21	99%	$(1)	$4	88%

Perpetual preferred stocks	$—	$22	98%	$(5)	$37	88%

Roll forward of cumulative credit portion of other-than-temporary impairments on fixed maturity securities

	2011	2010	2009
Balance at January 1	$143	$99	$14
Additional credit impairments on:
Previously impaired securities	44	44	26
Securities without prior impairments	8	9	72
Reductions—disposals	(8)	(9)	(13)

Balance at December 31	$187	$143	$99

Available for sale fixed maturity securities by contractual maturity date

	Amortized	Fair Value
	Cost	Amount	%
Maturity
One year or less	$603	$615	3%
After one year through five years	5,196	5,478	25
After five years through ten years	6,437	6,998	32
After ten years	1,840	2,028	9

	14,076	15,119	69
MBS	6,486	6,688	31

Total	$20,562	$21,807	100%

Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income

		Deferred Tax and
		Amounts Attributable
		to Noncontrolling
	Pre-tax	Interests	Net
December 31, 2011
Unrealized gain on:
Fixed maturity securities	$1,245	$(444)	$801
Equity securities	184	(65)	119
Deferred policy acquisition costs	(537)	188	(349)
Annuity benefits and other liabilities	10	(3)	7

	$902	$(324)	$578

December 31, 2010
Unrealized gain on:
Fixed maturity securities	$838	$(295)	$543
Equity securities	232	(82)	150
Deferred policy acquisition costs	(315)	109	(206)
Annuity benefits and other liabilities	6	(2)	4

	$761	$(270)	$491

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments

			Mortgage
			Loans			Noncon-
	Fixed	Equity	and Other	Other	Tax	trolling
	Maturities	Securities	Investments	(a)	Effects	Interests	Total
2011
Realized before impairments	$68	$88	$(24)	$(4)	$(45)	$(2)	$81
Realized—impairments	(57)	(6)	(5)	16	18	1	(33)
Change in unrealized	407	(48)	—	(218)	(49)	(5)	87

2010
Realized before impairments	146	36	(5)	(14)	(57)	(2)	104
Realized—impairments	(79)	(1)	(6)	24	22	—	(40)
Change in unrealized	751	49	—	(293)	(177)	(2)	328

2009
Realized before impairments	207	61	1	(23)	(82)	(5)	159
Realized—impairments	(221)	(22)	(28)	68	72	1	(130)
Change in unrealized	2,005	126	—	(735)	(489)	(6)	901

(a)	Primarily adjustments to deferred policy acquisition costs related to annuities.

Gross realized gains and losses on available for sale fixed maturity and equity security investments

	2011	2010	2009
Fixed maturities:
Gross gains	$77	$108	$92
Gross losses	(9)	(11)	(43)

Equity securities:
Gross gains	90	35	82
Gross losses	(1)	—	(21)